ACQUISITIONS (Details 1) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pro Forma
Pro Forma Revenues	$ 33,045	$ 19,250
Pro Forma Net Loss	$ (6,896,189)	$ (3,818,501)
Loss per Share	$ (.63)	$ (.39)